Commitments and Pledges - Pledge of Fixed Assets (Details) € in Thousands	1 Months Ended				6 Months Ended
	May 31, 2025 EUR (€)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Commitments and pledges
Final instalment					€ 672,217	€ 296,152
Right of use assets amount					11,133			€ 10,337
Contract amount					839
P-Class vessels
Commitments and pledges
Final instalment		€ 176,700	$ 192,900,000
Amount of assets under construction					201,000	51,000
A-Class vessels
Commitments and pledges
Final instalment	€ 31,800			€ 15,900
Contract amount					673
Amount of assets under construction					102,000	94,000
M-Class vessels
Commitments and pledges
Contract amount					166
Amount of assets under construction						€ 66,000
EUR
Commitments and pledges
Contract amount					57
EUR | A-Class vessels
Commitments and pledges
Contract amount					€ 57
United States of America, Dollars
Commitments and pledges
Contract amount | $							$ 919,000,000
United States of America, Dollars | A-Class vessels
Commitments and pledges
Contract amount | $							724,000,000
United States of America, Dollars | M-Class vessels
Commitments and pledges
Contract amount | $							$ 195,000,000